UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-10201

The Appleton Funds
(Exact name of registrant as specified in charter)

One Post Office Square, 6th Floor
Boston, Massachusetts 02109
(Address of principal executive offices) (Zip code)

James I. Ladge
Appleton Partners, Inc.
One Post Office Square, 6th Floor
Boston, Massachusetts 02109
(Name and address of agent for service)

617-338-0700
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Shares	Common Stocks ― 95.0%	Market Value
	Consumer Discretionary ― 13.0%
4,000	Delphi Automotive PLC	$245,360
5,300	Dunkin' Brands Group, Inc.	237,546
5,000	Home Depot, Inc.	458,700
400	Priceline.com, Inc. *	463,432
4,550	Starbucks Corp.	343,343
4,700	The Walt Disney Co.	418,441
6,250	Volkswagen AG ADR	258,013
		2,424,835
	Consumer Staples ― 6.3%
3,000	Church & Dwight Co., Inc.	210,480
2,875	Costco Wholesale Corp.	360,295
7,650	Mondelez International, Inc.	262,127
3,700	PepsiCo, Inc.	344,433
		1,177,335
	Energy ― 7.2%
2,300	Apache Corp.	215,901
4,000	Continental Resources, Inc. *	265,920
6,700	Halliburton Co.	432,217
4,250	Schlumberger Ltd.	432,182
		1,346,220
	Financials ― 12.8%
4,100	American Tower Corp.	383,883
23,000	Bank Of America Corp.	392,150
6,250	Citigroup, Inc.	323,875
2,400	Goldman Sachs Group, Inc.	440,568
6,100	JPMorgan Chase & Co.	367,464
9,000	Wells Fargo & Co.	466,830
		2,374,770
	Health Care ― 14.1%
7,300	Abbott Laboratories	303,607
6,700	AbbVie, Inc.	386,992
2,900	Amgen, Inc.	407,334
6,500	Cerner Corp. *	387,205
5,300	Express Scripts Holding Co. *	374,339
2,400	Perrigo Co.	360,456
3,000	Valeant Pharmaceuticals International, Inc. *	393,600
		2,613,533

SCHEDULE OF INVESTMENTS, continued
September 30, 2014 (Unaudited)

Shares		Market Value
	Industrials ― 13.1%
5,750	Chicago Bridge & Iron Company N.V.	$332,637
4,250	Generac Holdings, Inc. *	172,295
1,300	Precision Castparts Corp.	307,944
2,850	Roper Industries, Inc.	416,927
4,000	Union Pacific Corp.	433,680
1,350	W.W. Grainger, Inc.	339,727
5,250	Wabtec Corp.	425,460
		2,428,670
	Information Technology ― 21.4%
6,000	Akamai Technologies, Inc. *	358,800
8,015	Apple, Inc.	807,511
6,500	eBay, Inc. *	368,095
6,750	Facebook, Inc. *	533,520
400	Google, Inc. Class A *	235,364
400	Google, Inc. Class C *	230,944
5,000	IAC/InterActiveCorp	329,500
4,250	QUALCOMM, Inc.	317,773
6,000	Verisign, Inc. *	330,720
2,200	Visa, Inc.	469,414
		3,981,641
	Materials ― 6.2%
3,000	Ecolab, Inc.	344,490
1,400	Praxair, Inc.	180,600
5,250	The Dow Chemical Company	275,310
5,500	U.S. Silica Holdings, Inc.	343,805
		1,144,205
	Telecommunication Services ― 0.9%
5,300	Vodafone Group PLC ADR	174,317
	Total Common Stocks (Cost $11,913,911)	$17,665,526

	Short-Term Investment ― 5.2%
	Money Market Fund ― 5.2%
957,353	Fidelity Money Market Portfolio Select Class, 0.01% (a)	$957,353
	Total Short-Term Investment (Cost $957,353)	$957,353

	Total Investments ― 100.2% (Cost $12,871,264)	$18,622,879
	Liabilities in Excess of Other Assets ― (0.2)%	(43,357)
	Total Net Assets ― 100.0%	$18,579,522

Percentages are stated as a percent of net assets.
*	Non-income producing.
(a)	Represents annualized seven-day yield at September 30, 2014.
ADR	American Depositary Receipt

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of this schedule.

APPLETON EQUITY GROWTH FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Securities valuation – The net asset value of the Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business.  The Fund’s portfolio securities are valued as of the close of business of the regular session of the NYSE (normally 4:00 p.m., Eastern Time). Portfolio securities traded on stock exchanges are valued at their last sales price as of the close of the regular session of trading on the day the securities are being valued. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Money market instruments are valued at amortized cost, which approximates market value.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund will typically invest in Level 1 securities. The Fund’s Board of Trustees has adopted a Fair Valuation policy should there be an exception to this strategy and in that event, has delegated authority to the members of the Valuation Committee (“FVC”) to make fair value determinations. In the event it would be necessary to do so, the FVC would make fair value determinations and provide recommendations to the Board of Trustees. The FVC includes Grady Hedgespeth, Douglas Chamberlain, and Daniel Buckley.

In the event that fair value determinations would be necessary, the FVC would follow fair valuation guidelines that contain standing recommendations, approved by the Board of Trustees. Fair valuation determinations made under standing recommendations would be reported on a regular, likely quarterly, basis, to the Board of Trustees. Pricing decisions, processes, and controls over fair value determinations would then be subject to internal and external reviews, by individuals connected with the management of the Fund, appointed in that event.

Fair valuation determinations that require greater levels of judgment would be referred to the FVC. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security. The FVC may consider various inputs in order to make a good faith determination of a security’s fair value. These inputs might include, but are not limited to, use of related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach, in which the anticipated future cash flows of the investment are discounted to calculate fair value, may also be used. In the event that the situation was to warrant it, discounts might also be applied due to the nature or duration of any restrictions on the disposition of the investments.

In the event it was necessary, the FVC would monitor the results of fair valuation determinations and regularly report the results to the Fund’s Board of Trustees. A description of the update process to fair valuation guidelines that may occur periodically based upon back-testing results or industry best practices would be determined at that time.

The following is a summary of the inputs used to value the Portfolio’s net assets as of September 30, 2014:

	Level 1	Level 2	Level 3	Total
Total Investment in Securities*	$17,665,526	$957,353	$-	$18,622,879

* Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Investments. Level 2 consists of a Money Market Fund. Please refer to the Schedule of Investments for industry classification of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the quarter ended September 30, 2014. There were no Level 3 securities held during the period.

Tax information – As of September 30, 2014, the Fund’s Federal tax cost of investments was $12,871,264 resulting in net unrealized appreciation of $5,751,615 derived from $5,936,133 of gross unrealized appreciation less $184,518 of gross unrealized depreciation.  Because tax adjustments are calculated annually, the preceding information reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal tax information, please refer to the Notes to the Financial Statements in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Appleton Funds

            By (Signature and Title)         /s/ Daniel T. Buckley
          Daniel T. Buckley,
                                                                         President

Date           November 14, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Daniel T. Buckley
                      Daniel T. Buckley,
                                                      President

Date           November 14, 2014

By (Signature and Title)            /s/ James I. Ladge
                            James I. Ladge,
                                                            Treasurer

Date           November 14, 2014